Schedule of Depreciation Rates for Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation, description	Shorter of lease term or useful life
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation, percentage	7.00%
Minimum [Member] | Computer Software Electronic And Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation, percentage	15.00%
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation, percentage	16.00%
Maximum [Member] | Computer Software Electronic And Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, depreciation, percentage	33.00%